Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table presents the changes in fair value of our total Level 3 financial liabilities for the year ended December 31, 2016. During the twelve months ended December 31, 2016, no common stock warrants were issued that were classified as liabilities (in thousands):

	Liability at		Unrealized	Liability at
	December 31,	Issuance of	Gain on	December 31,
	2015	Warrants	warrants	2016
Warrant liability	$1,105	$—	$(873)	$232

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about our assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value (in thousands):

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Cash	$1,800	$—	$—	$1,800
Money market securities (cash equivalents)	11,931	—	—	11,931
Corporate bonds and commercial paper (cash equivalents)	1,502	—	—	1,502
Government securities	2,000	—	—	2,000
Restricted cash (Note 12)	272	—	—	272
Corporate bonds and commercial paper (short term investments)	—	8,230	—	8,230
Total assets	$17,505	$8,230	$—	$25,735
Liabilities
Warrants	$—	$—	$232	$232

December 31, 2015	Level 1	Level 2	Level 3	Total
Assets
Cash	$14,034	$—	$—	$14,034
Money market securities (cash equivalents)	20,276	—	—	20,276
Restricted cash (Note 12)	272	—	—	272
Corporate bonds and commercial paper	—	20,876	—	20,876
Total assets	$34,582	$20,876	$—	$55,458
Liabilities
Warrants	$—	$—	$1,105	$1,105

Summary of Cash and Cash Equivalents and Short Term Investments

Cash and cash equivalents and short term investments (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
December 31, 2016	Cost	Gains	Losses	Fair Value
Cash	$1,800	$—	$—	$1,800
Money market securities	11,931	—	—	11,931
Corporate bonds and commercial paper	1,502	—	—	1,502
Total cash and cash equivalents	$15,233	$—	$—	$15,233
Money market securities (restricted cash)	272	—	—	272
Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	8,231	—	(1)	8,230
Government securities	2,000	—	—	2,000
Total short-term investments	$10,231	$—	$(1)	$10,230

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
December 31, 2015	Cost	Gains	Losses	Fair Value
Cash	$14,034	$—	$—	$14,034
Money market securities	20,276	—	—	20,276
Total cash and cash equivalents	$34,310	$—	$—	$34,310
Money market securities (restricted cash)	272	—	—	272
Total restricted cash	$272	$—	$—	$272
Corporate bonds and commercial paper	20,885	—	(9)	20,876
Total short-term investments	$20,885	$—	$(9)	$20,876